                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21078

                     PIMCO New York Municipal Income Fund II
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               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
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               (Address of principal executive offices) (Zip code)

                  Allianz Global Investors Fund Management LLC
                 1345 Avenue of the Americas, New York, NY 10105
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: May 31

Date of reporting period: July 1, 2004 - June 30, 2005

Item 1. Proxy Voting Record

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PIMCO New York Municipal Income Fund II
Form N-PX Proxy Voting Record-Item 1
7/1/04-6/30/05
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                                   Exchange                  Security
                                   Ticker                    Holder
Security Issuer Name               Symbol    Cusip or Isin   Meeting Date
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NEW YORK CITY INDL DEV GNMA COLL   N/A       64971PAH8       N/A

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                                                      Proposal by
                                                      Issuer or
                                                      Security      Vote
Matter Voted On                                       Holder        Cast(Y/N?)
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Consent to the proposed amendments in the Indenture   Issuer        Y
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                 Vote Cast
 Voting          "For" or
 Result: For,    "Against"
 Against,        Management
 Abstain         or "Abstain"
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 Abstain         Abstain
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO New York Municipal Income Fund II

By (Signature and Title)* /s/ Brian S. Shlissel
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                         Brian S. Shlissel, President & Chief Executive Officer

Date   August 19, 2005